Regulatory Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Mar. 31, 2013	Dec. 31, 2011
Regulatory Assets
Total regulatory assets	$ 17,877	$ 17,023	$ 18,247
Number of customer protests to which annual surcharge for 2012 is subjected	2
Deferred taxes
Regulatory Assets
Total regulatory assets	14,309		11,532
Other post-retirement benefits other than pensions
Regulatory Assets
Total regulatory assets	3,236		3,994
Period within which regulatory asset is expected to be recovered in rates	3 years
Other recoverable costs
Regulatory Assets
Total regulatory assets	$ 332		$ 2,721
Number of customer protests to which annual surcharge for 2012 is subjected	2